Average Annual Total Return (Invesco Van Kampen Limited Duration Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Institutional Class
Average Annual Total Returns
Column	Institutional Class : Inception (06/01/10)	[1]
Label	Return Before Taxes
1 Year	2.43%
5 Years	(0.55%)
10 Years	1.25%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions | Institutional Class
Average Annual Total Returns
Column	Institutional Class : Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions
1 Year	1.57%
5 Years	(1.97%)
10 Years	(0.22%)
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Total Returns
Column	Institutional Class : Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	1.58%
5 Years	(1.25%)
10 Years	0.22%
Inception Date	Jun. 01, 2010
Barclays Capital 1-5 Government/Credit Index
Average Annual Total Returns
Label	Barclays Capital 1-5 Government/Credit Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	4.08%
5 Years	5.05%
10 Years	4.88%

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is June 16, 1986.